UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Healthcare Fund	December 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 101.78%✧
Biotechnology – 35.47%
ACADIA Pharmaceuticals †	194,776	$3,149,528
Alder Biopharmaceuticals †	75,000	768,750
Alexion Pharmaceuticals †	20,000	1,947,200
Allogene Therapeutics †	146,779	3,952,758
Alnylam Pharmaceuticals †	41,000	2,989,310
Arena Pharmaceuticals †	521,800	20,324,110
Array BioPharma †	670,000	9,547,500
Audentes Therapeutics †	130,100	2,773,732
BioMarin Pharmaceutical †	110,000	9,366,500
Cellectis ADR †	219,675	3,657,589
Clovis Oncology †	100,200	1,799,592
Coherus Biosciences †	430,000	3,891,500
Dynavax Technologies †	500,000	4,575,000
Epizyme †	203,200	1,251,712
Galmed Pharmaceuticals †	306,010	2,090,048
Genomic Health †	38,000	2,447,580
ImmunoGen †	650,000	3,120,000
Incyte †	60,000	3,815,400
Intercept Pharmaceuticals †	27,000	2,721,330
Karyopharm Therapeutics †	380,000	3,560,600
Ligand Pharmaceuticals Class B †	70,000	9,499,000
Loxo Oncology †	68,000	9,524,760
MacroGenics †	80,000	1,016,000
Madrigal Pharmaceuticals †	28,500	3,212,520
MEI Pharma †	600,000	1,584,000
Mirati Therapeutics †	223,630	9,486,385
Momenta Pharmaceuticals †	141,501	1,562,171
MorphoSys †	503,561	51,409,410
Myriad Genetics †	135,000	3,924,450
Nektar Therapeutics †	165,000	5,423,550
Neurocrine Biosciences †	110,000	7,855,100
Portola Pharmaceuticals †	130,000	2,537,600
Proteostasis Therapeutics †	750,000	2,430,000
Puma Biotechnology †	61,255	1,246,539
Regeneron Pharmaceuticals †	57,800	21,588,300
REGENXBIO †	149,000	6,250,550
Rigel Pharmaceuticals †	1,600,000	3,680,000
Rocket Pharmaceuticals †	20,000	296,400
Sarepta Therapeutics †	23,000	2,509,990
Seattle Genetics †	80,000	4,532,800
Spark Therapeutics †	90,000	3,522,600

NQ-573 [12/18] 2/19 (737605)     1

Schedule of investments
Delaware Healthcare Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Biotechnology (continued)
Syndax Pharmaceuticals †	180,000	$801,000
TESARO †	255,500	18,970,875
uniQure †	597,000	17,205,540
United Therapeutics †	94,000	10,236,600
Vascular Biogenics †	200,000	194,000
Vertex Pharmaceuticals †	25,000	4,142,750
Viking Therapeutics †	330,100	2,525,265
Xencor †	129,191	4,671,547
XOMA †	51,737	654,473
		300,243,914
Blue Chip Medical Products – 46.36%
AbbVie	130,000	11,984,700
Amgen	146,000	28,421,820
AstraZeneca	110,000	8,234,298
AstraZeneca ADR	60,000	2,278,800
Biogen †	42,000	12,638,640
Boston Scientific †	380,000	13,429,200
Bristol-Myers Squibb	120,000	6,237,600
Celgene †	125,000	8,011,250
Chugai Pharmaceutical	500,000	28,999,616
Elanco Animal Health †	113,902	3,591,330
Eli Lilly & Co.	210,000	24,301,200
Gilead Sciences	240,000	15,012,000
GlaxoSmithKline	869,301	16,522,661
GlaxoSmithKline ADR	600,000	22,926,000
Johnson & Johnson	140,000	18,067,000
Pfizer	500,000	21,825,000
Roche Holding	140,000	34,756,241
Sanofi	310,000	26,873,108
Sanofi ADR	1,240,000	53,828,400
Smith & Nephew	600,000	11,196,086
Stryker	20,000	3,135,000
UCB	60,000	4,901,519
Zimmer Biomet Holdings	148,000	15,350,560
		392,522,029
Healthcare Services – 9.82%
Anthem	50,000	13,131,500
Cigna	90,730	17,231,480
CVS Health	250,000	16,380,000
DaVita †	92,000	4,734,320
McKesson	70,000	7,732,900

2     NQ-573 [12/18] 2/19 (737605)

(Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Healthcare Services (continued)
Quest Diagnostics	48,000	$3,996,960
UnitedHealth Group	80,000	19,929,600
		83,136,760
Other – 5.96%
Advanced Micro Devices †	620,000	11,445,200
Cia de Minas Buenaventura ADR	115,300	1,870,166
Dean Foods	350,000	1,333,500
Fannie Mae †	1,300,000	1,378,000
Federal Home Loan Mortgage †	1,050,000	1,113,000
Micron Technology †	410,000	13,009,300
NIO ADR †	100,000	637,000
NXP Semiconductors	39,000	2,857,920
Opera ADR †	242,350	1,347,466
SINA †	60,000	3,218,400
Snap Class A †	600,000	3,306,000
Sohu.com ADR †	390,722	6,806,377
Whirlpool	20,000	2,137,400
		50,459,729
Small- / Mid-Cap Medical Products – 4.17%
Aerie Pharmaceuticals †	5,100	184,110
Halozyme Therapeutics †	500,000	7,315,000
Inspire Medical Systems †	30,000	1,267,500
Mylan †	445,000	12,193,000
Perrigo	370,000	14,337,500
		35,297,110
Total Common Stock (cost $794,074,670)		861,659,542

Rights – 0.00%
Ambit Bioscience =†	76,500	45,900
Total Rights (cost $0)		45,900

Total Value of Securities – 101.78%
(cost $794,074,670)		861,705,442

Liabilities Net of Receivables and Other Assets – (1.78%)		(15,078,603)
Net Assets Applicable to 38,926,059 Shares Outstanding – 100.00%		$846,626,839

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

NQ-573 [12/18] 2/19 (737605)     3

Schedule of investments
Delaware Healthcare Fund (Unaudited)

†	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes.

4     NQ-573 [12/18] 2/19 (737605)

Notes
Delaware Healthcare Fund	December 31, 2018 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Equity Funds IV (Trust) - Delaware Healthcare Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, March 31, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-573 [12/18] 2/19 (737605)     5

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Biotechnology	$248,834,504	$51,409,410	$—	$300,243,914
Blue Chip Medical Products	328,766,172	63,755,857	—	392,522,029
Healthcare Services	83,136,760	—	—	83,136,760
Other	50,459,729	—	—	50,459,729
Small- / Mid-Cap Medical Products	35,297,110	—	—	35,297,110
Rights	—	—	45,900	45,900
Total Value of Securities	$746,494,275	$115,165,267	$45,900	$861,705,442

As a result of utilizing international fair value pricing at Dec. 31, 2018, a portion of the common stock in the portfolio was categorized as Level 2.

6     NQ-573 [12/18] 2/19 (737605)

(Unaudited)

During the period ended Dec. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-573 [12/18] 2/19 (737605)     7

Schedule of investments
Delaware Small Cap Growth Fund	December 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.64%✧
Consumer Discretionary – 22.60%
Canada Goose Holdings †	4,395	$192,149
Care.com †	11,905	229,886
Crocs †	6,645	172,637
Five Below †	2,800	286,496
Floor & Decor Holdings Class A †	735	19,037
Malibu Boats Class A †	3,235	112,578
MarineMax †	6,635	121,487
Ollie’s Bargain Outlet Holdings †	2,090	139,006
Shake Shack Class A †	7,335	333,156
Weight Watchers International †	4,550	175,403
YETI Holdings †	16,185	240,185
		2,022,020
Consumer Staples – 9.13%
Boston Beer Class A †	995	239,636
Freshpet †	7,050	226,728
Simply Good Foods †	18,535	350,311
		816,675
Financials – 3.23%
LendingTree †	1,315	288,734
		288,734
Healthcare – 38.64%
AMN Healthcare Services †	690	39,095
BioTelemetry †	6,180	369,070
Canopy Growth †	8,900	239,143
Collegium Pharmaceutical †	20,775	356,707
GW Pharmaceuticals ADR †	2,600	253,214
Heska †	2,265	195,017
iRhythm Technologies †	4,190	291,121
Novocure †	8,960	299,981
Pacira Pharmaceuticals †	11,960	514,519
PetIQ †	6,370	149,504
Quanterix †	4,575	83,768
Sarepta Therapeutics †	2,940	320,842
Teladoc Health †	6,940	344,016
		3,455,997
Industrials – 3.30%
SiteOne Landscape Supply †	2,690	148,676
Trex †	2,465	146,322
		294,998
Information Technology – 21.74%
Elastic †	500	35,740
Everbridge †	2,305	130,832

NQ-241 [6/18] 8/18 (738678)     1

Schedule of investments
Delaware Small Cap Growth Fund

	Number of shares	Value (US $)
Common Stock✧ (continued)
Information Technology (continued)
Monolithic Power Systems	2,195	$255,169
Proofpoint †	1,330	111,467
Pure Storage Class A †	5,940	95,515
RingCentral Class A †	4,645	382,934
Silicon Laboratories †	1,940	152,891
Trade Desk Class A †	3,690	428,261
Zendesk †	6,035	352,263
		1,945,072
Total Common Stock (cost $9,475,059)		8,823,496

	Principal amount°
Short-Term Investments – 0.95%
Discount Note – 0.15%≠
Federal Home Loan Bank 1.043% 1/2/19	13,812	13,812
		13,812
Repurchase Agreements – 0.80%
Bank of America Merrill Lynch
2.95%, dated 12/31/18, to be repurchased on 1/2/19,
repurchase
at $8,634 (cash collateralized
of $8,633)	8,633	8,633
Bank of Montreal
2.60%, dated 12/31/18, to be repurchased on 1/2/19,
repurchase price $23,743 (collateralized by US
government obligations 0.00%–3.75%
1/24/19–2/15/47; market value $24,214)	23,739	23,739
BNP Paribas
2.93%, dated 12/31/18, to be repurchased on 1/2/19,
repurchase price $38,824 (collateralized by US
government obligations 0.00%–8.00%
2/15/19–8/15/46; market value $39,594)	38,818	38,818
		71,190
Total Short-Term Investments (cost $85,001)		85,002

Total Value of Securities – 99.59%
(cost $9,560,060)		8,908,498

Receivables and Other Assets Net of Liabilities – 0.41%		36,937
Net Assets Applicable to 1,078,053 Shares Outstanding – 100.00%		$8,945,435

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.

2     NQ-241 [6/18] 8/18 (738678)

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.

Summary of abbreviations:
ADR – American Depositary Receipt
USD – US Dollar

See accompanying notes.

NQ-241 [6/18] 8/18 (738678)     3

Notes
Delaware Small Cap Growth Fund	December 31, 2018 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Equity Funds IV (Trust) – Delaware Small Cap Growth Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, March 31, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

4     NQ-241 [6/18] 8/18 (738678)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$8,823,496	$—	$8,823,496
Short-Term Investments	—	85,002	85,002
Total Value of Securities	$8,823,496	$85,002	$8,908,498

During the period ended Dec. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between level based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the period ended Dec. 31, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

NQ-241 [6/18] 8/18 (738678)     5

(Unaudited)

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6     NQ-241 [6/18] 8/18 (738678)

Schedule of investments
Delaware Smid Cap Growth Fund	December 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 100.04%✧
Consumer Discretionary – 23.91%
Bright Horizons Family Solutions †	64,800	$7,221,960
Burlington Stores †	76,400	12,427,988
Canada Goose Holdings †	723,225	31,619,397
Chipotle Mexican Grill †	84,375	36,432,281
Five Below †	158,175	16,184,466
GrubHub †	60,800	4,670,048
Lululemon Athletica †	199,150	24,218,631
MarineMax †	1,629,550	29,837,061
Shake Shack Class A †	939,300	42,663,006
Take-Two Interactive Software †	348,050	35,828,267
Vail Resorts	122,375	25,799,097
Weight Watchers International †	516,125	19,896,619
		286,798,821
Consumer Staples – 3.95%
Boston Beer Class A †	157,400	37,908,216
National Beverage	131,250	9,419,813
		47,328,029
Financials – 3.63%
LendingTree †	198,350	43,551,709
		43,551,709
Healthcare – 34.07%
ABIOMED †	1,068	347,142
AMN Healthcare Services †	207,925	11,781,031
BioTelemetry †	952,750	56,898,230
Canopy Growth †	1,221,525	32,822,377
Collegium Pharmaceutical †	2,560,374	43,961,621
GW Pharmaceuticals ADR †	351,900	34,271,541
iRhythm Technologies †	93,700	6,510,276
Novocure †	1,157,650	38,758,122
Pacira Pharmaceuticals †	1,943,925	83,627,653
Sarepta Therapeutics †	447,425	48,827,490
Teladoc Health †	1,025,050	50,811,729
		408,617,212
Industrials – 1.86%
SiteOne Landscape Supply †	142,900	7,898,083
Trex †	241,750	14,350,280
		22,248,363
Information Technology – 4.49%
Global Payments	142,100	14,654,773
Zendesk †	670,675	39,147,300
		53,802,073

NQ-016 [12/18] 2/19 (737591)     1

Schedule of investments
Delaware Smid Cap Growth Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Technology – 28.13%
Arista Networks †	153,327	$32,305,999
Broadridge Financial Solutions	213,000	20,501,250
EPAM Systems †	348,975	40,484,590
Match Group	1,254,975	53,675,281
Monolithic Power Systems	193,500	22,494,375
Proofpoint †	187,275	15,695,518
RingCentral Class A †	521,825	43,019,253
Splunk †	376,300	39,455,055
Square Class A †	235,375	13,202,184
Trade Desk Class A †	486,950	56,515,417
		337,348,922
Total Common Stock (cost $1,103,704,909)		1,199,695,129
Total Value of Securities – 100.04%
(cost $1,103,704,909)		1,199,695,129
Liabilities Net of Receivables and Other Assets – (0.04%)		(429,134)
Net Assets Applicable to 59,340,432 Shares Outstanding – 100.00%		$1,199,265,995

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes.

2     NQ-016 [12/18] 2/19 (737591)

Notes
Delaware Smid Cap Growth Fund	December 31, 2018 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Equity Funds IV (Trust) – Delaware Smid Cap Growth Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, March 31, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

NQ-016 [12/18] 2/19 (737591)     3

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2018:

Securities	Level 1
Assets:
Common Stock	$1,199,695,129

During the period ended Dec. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

4     NQ-016 [12/18] 2/19 (737591)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Dec. 31, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-016 [12/18] 2/19 (737591)     5

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: